Carrying Amounts and Estimated Fair Values of Financial Instruments (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Financial assets
Cash and cash equivalents	$ 34,781	$ 38,470
Accounts receivable	141	227
Refundable deposits	182	193
Investment in securities - noncurrent	5,441	5,777
Financial liabilities
Accounts payable	38	44
Accrued expenses	745	1,182
Lease liabilities - current and noncurrent	500	970
Carrying Amount
Financial assets
Cash and cash equivalents	34,781	38,470
Accounts receivable	141	227
Restricted cash	313	313
Refundable deposits	182	193
Investment in securities - noncurrent	5,441	5,777
Financial liabilities
Accounts payable	38	44
Accrued expenses	745	1,182
Lease liabilities - current and noncurrent	500	970
Estimated Fair Value
Financial assets
Cash and cash equivalents	34,781	38,470
Accounts receivable	141	227
Restricted cash	313	313
Refundable deposits	182	193
Investment in securities - noncurrent	5,441	5,777
Financial liabilities
Accounts payable	38	44
Accrued expenses	745	1,182
Lease liabilities - current and noncurrent	$ 500	$ 970